Other payables and accruals - Schedule Of Other Payables And Accruals (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Other Current Payables And Accruals Current [Abstract]
Other taxes payable	¥ 5,430		¥ 5,855
Advances from platform users	10,153		2,185
Employee benefit payables	32,522		21,155
Accrued expenses	28,678		20,376
Contract liabilities	45,247		29,384
Deferred income	4,782		1,974
Amounts due to related parties	14,741
Others	2,065		906
Total	¥ 143,618	$ 19,804	¥ 81,835